UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Treasury shares	Capital stock
Beginning balance at Dec. 31, 2023	$ 139,406	$ 477,734	$ 32,665	$ (380,472)	$ (523)	$ (190)	$ 10,192
Net income for the period	1,394			1,394
Other comprehensive loss for the period	(251)				(251)
Total comprehensive income (loss)	1,143			1,394	(251)
Share-based payment transactions	1,437		1,437
Shares retired	0	(319)	136			190	(7)
Ending balance at Jun. 30, 2024	141,986	477,415	34,238	(379,078)	(774)	0	10,185
Beginning balance at Dec. 31, 2024	147,015	477,415	35,575	(375,420)	(740)	0	10,185
Net income for the period	2,500			2,500
Other comprehensive loss for the period	211				211
Total comprehensive income (loss)	2,711			2,500	211
Share-based payment transactions	900		900
Ending balance at Jun. 30, 2025	$ 150,626	$ 477,415	$ 36,475	$ (372,920)	$ (529)	$ 0	$ 10,185